Taxes	12 Months Ended
Jul. 31, 2025
Taxes [Abstract]
TAXES

NOTE 12 — TAXES

(a)	Corporate Income Taxes (“CIT”)

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Cayman

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Japan

The Group’s subsidiary in Japan is mainly subject to Japanese national and local income taxes, inhabitant tax, and enterprise tax, which, in the aggregate, represent a statutory income tax rate of approximately 34.59% for the years ended July 31, 2025, 2024 and 2023.

Singapore

The Group’s subsidiary in Singapore is subject to Singapore Corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Hong Kong

CTW HK is subject to Hong Kong profits tax at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, CTW HK did not generate any assessable profits arising in or derived from Hong Kong for the years ended July 31, 2025, 2024 and 2023, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

The Group’s subsidiaries that are incorporated in the PRC are subject to the PRC Enterprise Income Tax. Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIE”) are subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemptions may be granted on case-by-case basis.

Taiwan

The Group’s VIE that are incorporated in Taiwan is subject to corporate income taxes at the rate of 20% on the estimated assessable profits.

The components of the income tax provision are as follows:

	For the Years ended July 31,
	2025	2024	2023
Current tax provision
Outside of Japan	$65,998	$480,272	$—
Inside of Japan	3,734	3,551	26,708
	69,732	483,823	26,708
Deferred tax provision (benefit)
Outside of Japan	853,825	177,877	—
Inside of Japan	(346,791)	1,556,888	1,811,466
	507,034	1,734,765	1,811,466

Total income tax provision	$576,766	$2,218,588	$1,838,174

Deferred tax assets, net and deferred tax liabilities are composed of the following:

	As of July 31,
	2025	2024
Deferred tax assets:
Fixed assets depreciation adjustment	$85,190	$60,939
Software depreciation adjustment	51,958	—
Amortization of investment in films and TV series	165,146	—
Accrued business establishment tax	—	9,416
Accrued asset retirement obligation	56,735	46,299
Operating lease liabilities	1,555,157	1,439,873
Net operating loss	357,947	396,100
Total deferred tax assets	2,272,133	1,952,627
Valuation allowance	(49,909)	(56,911)
Total deferred tax assets, net of valuation allowance	2,222,224	1,895,716
Net off with deferred tax liabilities	(2,173,157)	(1,889,770)
Deferred tax assets, net	$49,067	$5,946
	As of July 31,
	2025	2024
Deferred tax liabilities
Advance to game developers	$3,782,403	$4,710,051
Prepaid royalties and prepaid expenses	1,373,710	1,456,466
Right-of-use assets	1,534,321	1,387,849
Realized contingent gains	1,607,769	—
Foreign interest	83,115	—
Total deferred tax liabilities	8,381,318	7,554,366
Net off with deferred tax assets	(2,173,157)	(1,889,770)
Deferred tax liabilities, net	$6,208,161	$5,664,596

Movement of the valuation allowance:

	For the Years ended July 31,
	2025	2024
Beginning balance	$56,911	$—
Current year addition	—	58,230
Current year reversal	(11,560)	—
Exchange difference	4,558	(1,319)
Ending balance	$49,909	$56,911

The Group periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Group’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors.

The following table reconciles the Japan statutory rates to the Group’s effective tax rate for the years ended July 31, 2025, 2024 and 2023:

	For the Years ended July 31,
	2025	2024	2023
Japan statutory income tax rate	34.59%	34.59%	34.59%
Tax rate difference in non-Japan subsidiaries	(21.72)%	(6.82)%	—%
Non-deductible expenses	0.06%	—%	0.51%
Change in valuation allowance	0.16%	(0.70)%	—%
Effective tax rate	13.09%	27.07%	35.10%

The Group continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

(b) Taxes payable

Taxes payable consist of the following:

	As of July 31,
	2025	2024
Income tax payable	$52,758	$478,319
Consumption tax payable in Japan	240,724	332,397
Total tax payable	$293,482	$810,716